Finance Income And Finance Costs - Summary Of Detailed Information About Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income [Abstract]
Changes in the fair value of derivatives (see Note 28)	$ 132,333	$ 96,981	$ 2,804
Interest on debt and borrowings	129,327	71,452	106,548
Consenting fee (see Note 21)	0	7,430	0
Loss on remeasurement of bonds (see Note 21)	0	6,511	0
Interest on lease liabilities (see Note 13)	3,840	6,022	6,423
Amortization of deferred debt issue costs	1,657	23	1,586
Finance costs	$ 267,157	$ 188,419	$ 117,361